Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0	$ 1	$ 0	$ 0
Preferred stock, shares authorized	50,000	50,000	50,000	50,000
Common stock, shares issued	2,660	1	2,660	1,250
Common stock, shares outstanding	2,660	1	2,660	1,250